Debt - Components of Long-Term Debt and Reconciliation to Carrying Amount of Long-Term Debt (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Aggregate borrowings and requirements for Restated Revolving Credit Facility	$ 1,893,000,000
Borrowings under Amended and Restated Revolving Credit Facility	$ 1,000,000,000	$ 1,000,000,000
CODES Due 2035 [Member]
Debt Instrument [Line Items]
Interest rate on Senior Notes	3.00%
L-3 Communications Corporation [Member] | 3.95% Senior Notes due 2016 [Member]
Debt Instrument [Line Items]
Interest rate on Senior Notes	3.95%	3.95%
L-3 Communications Corporation [Member] | 5.20% Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Interest rate on Senior Notes	5.20%	5.20%
L-3 Communications Corporation [Member] | 4.75% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Interest rate on Senior Notes	4.75%	4.75%
L-3 Communications Corporation [Member] | 4.95% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Interest rate on Senior Notes	4.95%	4.95%
L-3 Communications Holdings, Inc. [Member] | CODES Due 2035 [Member]
Debt Instrument [Line Items]
Interest rate on Senior Notes	3.00%	3.00%